Quarterly Data - Schedule of Quarterly Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 143,919		$ 131,682	$ 148,169	$ 147,241	$ 128,373		$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526
Income from operations	7,784	[1]	3,611	13,581	14,941	8,835	[1]	4,816	14,855	15,695	3,087	40,968	38,453
Net (loss) income	$ (4,585)		$ (6,810)	$ 1,107	$ 1,056	$ (2,587)		$ (5,483)	$ 1,454	$ (868)	$ (4,882)	$ (7,234)	$ (9,779)

[1]	This table reconciles segment income from operations to total income from operations